Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Summary of Cash on Hand and Cash Held at Bank

Cash on hand and cash held at bank balance as of December 31, 2013 and 2014 primarily consist of the following currencies:

	December 31, 2013		December 31, 2014
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	499,034	81,851	674,001	110,149
USD	11,959	11,959	294,036	294,036
HKD	749	96	697	90

Total		93,906		404,275

Summary of Time Deposits

Time deposits with original maturities of three months or less as of December 31, 2013 and 2014 primarily consist of the following currencies:

	December 31, 2013		December 31, 2014
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	157,860	25,892	156,749	25,617
USD	5,000	5,000	5,500	5,500

Total		30,892		31,117